OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Miscellaneous liabilities [abstract]
OTHER LIABILITIES	OTHER LIABILITIES

	2023	2022
Non-current
Benefit plans	370,813	302,445
Termination payment plans	107,102	209,042
Total	477,915	511,487
Current
Termination payment plans	301,582	479,710
Dividends payable to related parties (Note 19)	-	5,681,123
Dividends payable to third parties minority	226,309	5,450,550
Agreement for settlement of claims	4,838,710	-
Others	91,174	72,804
Total	5,457,775	11,684,187